Leases - Summary of Supplemental Cash Flow Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$ 509	$ 1,066
Right-of-use assets obtained in exchange for lease obligations (non-cash):
Operating leases, for initial adoption refer to note 2(c)	$ 104	$ 350